MD&A - Capital management (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total equity under IFRS Accounting Standards	$ 86,639	$ 57,218	$ 61,002	$ 59,765
Equity attributable to non-controlling interests	(531)	(342)
Defined benefit plans, net of tax	(965)	(311)
Deferred tax assets recognized for tax loss carry-forwards	(3,039)	(4,077)
Deferred tax assets on temporary differences, excess over threshold		(64)
Goodwill, net of tax	(5,750)	(5,754)
Intangible assets, net of tax	(894)	(150)
Compensation-related components (not recognized in net profit)	(2,186)	(2,287)
Expected losses on advanced internal ratings-based portfolio less provisions	(713)	(471)
Unrealized (gains) / losses from cash flow hedges, net of tax	3,109	4,234
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	1,291	(523)
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(89)	(105)
Prudential valuation adjustments	(368)	(201)
Accruals for proposed dividends to shareholders	(2,240)	(1,683)
Other	3	(29)
Total common equity tier 1 capital	78,485	45,457
Goodwill related to significant investments in financial institutions	$ 20	$ 20